Other Intangible Assets	12 Months Ended
Dec. 31, 2025
Other Intangible Assets
Other Intangible Assets

(7)Other Intangible Assets

Changes in Other Intangible Assets for the year ended 31 December 2025 and 2024

	Millions of euros
		Concessions,		Currently		Impairment of
	Development	patents, licenses	Computer	marketed	Other intangible	other intangible
	costs	brands & similar	software	products	assets	assets	Total
Cost
Balance at 31/12/2023	1,853	285	360	1,389	117	(1)	4,003
Additions	102	1	26	—	10	(10)	129
Transfers	—	2	5	—	(2)	(2)	3
Disposals	(2)	(1)	(2)	—	(3)	—	(8)
Translation differences	50	16	12	74	5	—	157
Total Cost at 31/12/2024	2,003	303	401	1,463	127	(13)	4,284

Acc. Amortization
Balance at 31/12/2023	(229)	(92)	(251)	(499)	(100)	—	(1,171)
Additions	(33)	(16)	(34)	(49)	(1)	—	(133)
Transfers	—	—	—	—	—	—	—
Disposals	2	1	—	—	—	—	3
Translation differences	(7)	(5)	(9)	(31)	(5)	—	(57)
Total Acc Amort at 31/12/2024	(267)	(112)	(294)	(579)	(106)	—	(1,358)

Carrying amount
Total at 31/12/2024	1,736	191	107	884	21	(13)	2,926

Cost
Balance at 31/12/2024	2,003	303	401	1,463	127	(13)	4,284
Additions	107	1	45	—	5	(35)	123
Transfers	—	1	4	—	(1)	—	4
Disposals	—	(2)	(15)	—	—	—	(17)
Translation differences	(103)	(31)	(26)	(143)	(11)	1	(313)
Total Cost at 31/12/2025	2,007	272	409	1,320	120	(47)	4,081

Acc. Amortization
Balance at 31/12/2024	(267)	(112)	(294)	(579)	(106)	—	(1,358)
Additions	(35)	(13)	(31)	(49)	—	—	(128)
Transfers	—	—	—	—	—	—	—
Disposals	—	2	12	—	—	—	14
Translation differences	16	10	19	64	10	—	119
Total Acc Amort at 31/12/2025	(286)	(113)	(294)	(564)	(96)	—	(1,353)

Carrying amount
Total at 31/12/2025	1,721	159	115	756	24	(47)	2,728

Intangible assets acquired from Talecris mainly include currently marketed products. Identifiable intangible assets correspond to Gamunex and have been recognized at fair value at the acquisition date of Talecris and classified as currently marketed products. Intangible assets recognized comprise the rights on the Gamunex product, its commercialization and distribution license, trademark, as well as relations with hospitals. Each of these components is closely linked and fully complementary, are subject to similar risks and have a similar regulatory approval process.

The intangible assets acquired from Biotest AG mainly include the acquired product portfolio. The identifiable intangible assets correspond to the plasma therapies segment and have been recorded at fair value at the date of acquisition of Biotest and classified as an acquired product portfolio.

The intangible assets acquired from Access Biologicals LLC mainly include customer relationships. This asset has been recorded at fair value at the date of acquisition of Access Biologicals LLC and classified as acquired customer relationships.

The estimated useful life of the currently marketed products acquired from Talecris is considered limited, has been estimated at 30 years on the basis of the expected life cycle of the product (Gamunex) and is amortized on a straightline basis.

At 31 December 2025, the residual useful life of currently marketed products is 15 years and 5 months (16 years and 5 months at 31 December 2024).

The estimated useful life of the product portfolio acquired from Biotest AG is considered limited and has been estimated at 30 years, based on the expected life cycle of the products. The amortization method is linear.

At 31 December 2025, the residual useful life of product portfolio acquired from Biotest AG is 26 years and 4 months (27 years and 4 months at 31 December 2024).

The estimated useful life of the customer relationships acquired from Access Biologicals LLC is considered limited and has been estimated at 14 years, based on the rate of decline of the same. The amortization method is linear.

At 31 December 2025, the residual useful life of the customer relationships acquired from Access Biologicals LLC is 10 years and 6 months (11 years and 6 months at 31 December 2024).

a)	Internally-developed intangible assets

At 31 December 2025 the Group has recognized Euros 118 million as self – constructed intangible assets (Euros 107 million at 31 December 2024) in the consolidated profit and loss account.

b)	Purchase commitments

At 31 December 2025 the Group has intangible purchase commitments for Euros 41 million euros.

c)	Intangible assets in progress

At 31 December 2025, the Group has an amount of Euros 1,494 million as development costs in progress (Euros 1,472 million at 31 December 2024). This amount includes an amount of Euros 267 million as of 31 December 2025 (Euros 302 million as of 31 December 2024) corresponding to the ongoing research and development projects for products for neurodegenerative disorders and neuromuscular diseases acquired from Alkahest. Likewise, there is also an amount of Euros 895 million as of 31 December 2025 (Euros 879 million as of 31 December 2024) corresponding to the ongoing research and development projects in plasma therapies acquired from Biotest AG (Fibrinogen and Trimodulin).

d)	Results on disposal of intangible assets

The total losses on disposals and sale of intangible assets amounts to Euros 1 million in 2025 (no impact in 2024).

e)	Impairment testing

Indefinite-lived intangible assets have been allocated to the corresponding cash-generating unit (CGU). These assets have been tested for impairment together with goodwill (see note 6).

Impairment testing has been analyzed for each of the intangible assets in progress by calculating its recoverable amount based on their fair value based on the discount of free cash flows adjusted by the probability of success according to the clinical phase of the project.

In 2025, the Group recognized an impairment loss of Euros 35 million related to the full carrying amount of an ongoing research and development (R&D) project for a product targeting ophthalmologic disorders originally acquired from Alkahest, as a result of a change in the strategic priorities approved by management.